Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE－7 INVENTORIES

The Company’s inventories consisted of the following:-

	March 31, 2025	March 31, 2024

Satellite network and information technology equipment, at cost	$690,521	$912,432

No reserve for obsolete inventories as of March 31, 2025 and March 31, 2024.